Financing Income and Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of Financing Income And Expenses [Abstract]
Financing Income and Expenses
Note 14 – Financing Income and Expenses

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
	USD thousands	USD thousands	USD thousands
Financial Income
Net change in fair value of financial instruments mandatorily measured at fair value through profit or loss	3,902	509	110
Interest income in cash and cash equivalents	85	-	-
Net foreign exchange income	891	-	-
Total Financial Income	4,878	509	110

Financial Expenses
Net foreign exchange loss	-	1,279	85
Interest expense on lease liabilities	266	9	5
Bank interest and commission expenses	20	11	3
Total Financial Expenses	286	1,299	93

Net financing expenses (income) recognized in profit or loss	(4,592)	790	(17)